Significant Components of the Companies Deferred Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Net operating loss carryforwards	$ 84,966,611	$ 62,204,274
Net operating loss carryforwards recorded by foreign subsidiary	2,945,626	2,565,528
Charitable contribution carryforward	31,714	10,348
Stock based compensation	2,190,217	1,517,591
Inventories	6,538,048	1,048,025
Reserve for losses on non-cancelable purchase commitments	1,727,951
Accounts receivable	501,188	170,472
Impairment on intangible assets	450,867
Warranty liability	191,194	204,942
Accrued vacation	247,767	175,629
Accrued Florida use tax	45,633
Total deferred income tax assets	99,836,816	67,896,809
Less: valuation allowance	(99,668,104)	(67,896,809)
Net deferred tax assets	168,712
Stock losses	(168,712)
Total deferred income tax liabilities	(168,712)
Net deferred tax liabilities